CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Cash flow from operating activities:
Net income (loss)	$ (155)	$ (18,219)	$ (506)	$ 11,913	$ 20,653	$ 14,519	$ (221,885)	$ (6,202)	$ 123,272	$ 230,884	$ 93,212	$ (199,121)	$ (386,616)	$ 438,439	$ (114,288)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity income (loss) from investment in Linn Energy, LLC	0	21,272	0	(36,691)	(34,411)	(36,024)
Noncash general and administrative expenses paid by Linn Energy, LLC	155	11,767	506	14,298	1,230	14,933
Depreciation, depletion and amortization							197,441	117,276	396,070	260,782	604,962	428,477	606,150	334,084	238,532
Impairment of long-lived assets							57,053	0	42,202	146,499	37,962	146,499	422,499	0	38,600
Unit-based compensation expenses							11,262	8,171	19,575	14,834	29,261	21,735	29,533	22,243	13,792
Loss on extinguishment of debt									4,187	0	5,304	0	0	94,612	0
Amortization and write-off of deferred financing fees							5,412	7,037	10,905	15,001	16,392	20,265	25,598	21,526	22,113
(Gains) losses on sale of assets and other, net							15,306	(296)	16,814	903	18,744	703	92	2,021	6,619
Deferred income tax	0	(14,820)	0	10,480	12,528	6,572	7,503	6,253	5,725	5,991	731	965	(360)	310	3,088
Cash distributions received	0	25,221	0	50,442	25,221	75,656
Gains (losses) on oil and natural gas derivatives							(108,370)	2,031	218,363	441,678	154,432	30,273	124,762	449,940	75,211
Derivatives activities:
Total (gains) losses							108,370	(2,031)	(218,363)	(441,678)			(124,762)	(449,940)	(7,303)
Cash settlements							85,794	58,517	144,502	174,316	190,368	294,446	390,765	237,134	302,875
Cash settlements on canceled derivatives													0	26,752	(123,865)
Premiums paid for derivatives							0	(177,541)	0	(583,434)	0	(583,434)	(583,434)	(134,352)	(120,376)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable - trade, net							55,544	15,606	36,174	(14,372)	22,877	(138,171)	(77,573)	(191,338)	(66,283)
(Increase) decrease in other assets							(1,327)	(4,336)	2,260	(1,840)	9,177	(2,242)	(5,451)	(2,951)	2,926
Increase (decrease) in accounts payable and accrued expenses							(13,609)	(5,237)	(5,319)	39,346	29,445	94,762	26,372	129,499	25,457
Increase (decrease) in other liabilities							27,730	18,296	(16,648)	30,339	36,508	89,820	28,094	(9,333)	49,031
Net cash provided by (used in) operating activities	0	25,221	0	50,442	25,221	75,656	334,594	35,513	561,356	(122,429)	940,511	144,431	350,907	518,706	270,918
Cash flow from investing activities:
Acquisition of oil and natural gas properties, net of cash acquired							(15,128)	(1,230,304)	(64,381)	(1,762,933)	(192,871)	(2,487,767)	(2,640,475)	(1,500,193)	(1,351,033)
Development of oil and natural gas properties							(235,804)	(220,571)	(495,899)	(481,140)	(767,604)	(710,360)	(984,530)	(574,635)	(204,832)
Purchases of other property and equipment							(25,843)	(9,895)	(55,147)	(22,433)	(76,987)	(38,090)	(60,549)	(55,229)	(18,181)
Proceeds from sale of properties and equipment and other							(2,224)	215	210,899	575	210,297	1,438	725	(303)	(7,362)
Investment in Linn Energy, LLC					(1,212,627)
Net cash used in investing activities					(1,212,627)		(278,999)	(1,460,555)	(404,528)	(2,265,931)	(827,165)	(3,234,779)	(3,684,829)	(2,130,360)	(1,581,408)
Cash flow from financing activities:
Proceeds from sale of units							0	761,362	0	761,362	0	761,362	1,973,989	678,949	844,330
Proceeds from borrowings							300,000	2,634,802	775,000	3,954,802	1,260,000	4,929,802	5,439,802	2,534,240	3,300,816
Repayments of debt							(145,000)	(1,700,000)	(560,737)	(1,945,000)	(789,898)	(2,085,000)	(3,400,000)	(1,301,029)	(2,150,000)
Distributions to unitholders							(170,954)	(137,590)	(341,117)	(282,166)	(511,686)	(426,918)	(596,935)	(466,488)	(365,711)
Financing fees, offering expenses and other, net							(34,850)	(113,049)	(30,656)	(103,121)	(45,685)	(92,184)	(85,895)	(56,358)	(93,343)
Excess tax benefit from unit-based compensation							0	2,587	591	3,252	160	3,326	3,090	4,805	0
Purchase of units													0	(17,352)	(11,832)
Proceeds from sale of voting share	1		1	0	1	0
Proceeds from sale of common shares					1,269,744
Dividends paid to shareholders	0	(24,699)	0	(49,920)	(24,699)	(75,134)
Offering expenses and fees					(57,117)
Net cash provided by (used in) financing activities	1	(24,699)	1	(49,920)	1,187,929	(75,134)	(50,804)	1,448,112	(156,919)	2,389,129	(87,109)	3,090,388	3,334,051	1,376,767	1,524,260
Net increase (decrease) in cash and cash equivalents	1	522	1	522	523	522	4,791	23,070	(91)	769	26,237	40	129	(234,887)	213,770
Cash and cash equivalents:
Beginning	0	523	0	523	0	523	1,243	1,114	1,243	1,114	1,243	1,114	1,114	236,001	22,231
Ending	$ 1	$ 1,045	$ 1	$ 1,045	$ 523	$ 1,045	$ 6,034	$ 24,184	$ 1,152	$ 1,883	$ 27,480	$ 1,154	$ 1,243	$ 1,114	$ 236,001